                                AIM SECTOR FUNDS

                                 AIM ENERGY FUND
                           AIM FINANCIAL SERVICES FUND
                         AIM GOLD & PRECIOUS METALS FUND
                                AIM LEISURE FUND
                               AIM TECHNOLOGY FUND
                               AIM UTILITIES FUND

                         Supplement dated July 29, 2005
         to the Statement of Additional Information dated July 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES- INITIAL SALES CHARGES
- CATEGORY I FUNDS" in the Statement of Additional Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund   AIM Global Health Care Fund
AIM Aggressive Growth Fund           AIM Global Real Estate Fund
AIM Asia Pacific Growth Fund         AIM Global Value Fund
AIM Basic Balanced Fund              AIM Gold & Precious Metals Fund
AIM Basic Value Fund                 AIM Growth Allocation Fund
AIM Blue Chip Fund                   AIM International Core Equity Fund
AIM Capital Development Fund         AIM International Growth Fund
AIM Charter Fund                     AIM International Small Company Fund
AIM Conservative Allocation Fund     AIM Large Cap Basic Value Fund
AIM Constellation Fund               AIM Large Cap Growth Fund
AIM Developing Markets Fund          AIM Leisure Fund
AIM Diversified Dividend Fund        AIM Mid Cap Basic Value Fund
AIM Dynamics Fund                    AIM Mid Cap Core Equity Fund
AIM Energy Fund                      AIM Mid Cap Growth Fund
AIM European Growth Fund             AIM Moderate Allocation Fund
AIM European Small Company Fund      AIM Moderate Growth Allocation Fund
AIM Financial Services Fund          AIM Moderately Conservative Allocation Fund
AIM Global Aggressive Growth Fund    AIM Multi-Sector Fund
AIM Global Equity Fund               AIM Opportunities I Fund
AIM Global Growth Fund               AIM Opportunities II Fund

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AIM Opportunities III Fund           AIM Technology Fund
AIM Premier Equity Fund              AIM Trimark Endeavor Fund
AIM Real Estate Fund                 AIM Trimark Fund
AIM Select Equity Fund               AIM Trimark Small Companies Fund
AIM Small Cap Equity Fund            AIM Utilities Fund
AIM Small Cap Growth Fund            AIM Weingarten Fund
AIM Small Company Growth Fund

                                                                      Dealer
                                      Investor's Sales Charge       Concession
                                     --------------------------   -------------
                                         As a           As a          As a
                                      Percentage     Percentage   Percentage
                                     of the Public   of the Net   of the Public
Amount of Investment in                Offering        Amount       Offering
Single Transaction                       Price        Invested        Price
---------------------------------    -------------   ----------   -------------
             Less than $   25,000        5.50%         5.82%          4.75%
$ 25,000 but less than $   50,000        5.25          5.54           4.50
$ 50,000 but less than $  100,000        4.75          4.99           4.00
$100,000 but less than $  250,000        3.75          3.90           3.00
$250,000 but less than $  500,000        3.00          3.09           2.50
$500,000 but less than $1,000,000        2.00          2.04           1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES -INITIAL SALES CHARGES
- CATEGORY II FUNDS" in the Statement of Additional Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund       AIM Intermediate Government Fund
AIM High Yield Fund                  AIM Municipal Bond Fund
AIM Income Fund                      AIM Total Return Bond Fund

                                                                      Dealer
                                      Investor's Sales Charge       Concession
                                     --------------------------   -------------
                                         As a           As a          As a
                                      Percentage     Percentage   Percentage
                                     of the Public   of the Net   of the Public
Amount of Investment in                Offering        Amount       Offering
Single Transaction                       Price        Invested        Price
---------------------------------    -------------   ----------   -------------
             Less than $   50,000        4.75%         4.99%          4.00%
$ 50,000 but less than $  100,000        4.00          4.17           3.25
$100,000 but less than $  250,000        3.75          3.90           3.00
$250,000 but less than $  500,000        2.50          2.56           2.00
$500,000 but less than $1,000,000        2.00          2.04           1.60"
.."

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